RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Dec. 28, 2023	Nov. 02, 2023	Aug. 15, 2023	Jun. 26, 2023	Mar. 27, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 07, 2024	Jul. 26, 2023	Nov. 04, 2022	Nov. 03, 2022
Related Party Transaction [Line Items]
Common stock issued for services			$ 190,920	$ 301,600		$ 1,251,000	$ 1,097,000	$ 7,617,000	$ 2,109,000
Warrants to acquire						2,878,734		2,748,371
Exercise price						$ 7.21		$ 7.40	$ 2.50		$ 7.85	$ 2.50	$ 14.00
Number of shares granted								195,710	142,800
Common stock issued for services, shares				26,000
Exercise price								$ 10.00	$ 11.20
Fair value, vested						$ 2,682	$ 257,187	$ 1,445,915	$ 1,829,233
Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Common stock issued for services	$ 426,780				$ 223,125
Common stock issued for services, shares	90,000				18,750
Promissory Note [Member]
Related Party Transaction [Line Items]
Notes payable										$ 500,000
Executive Vice President [Member]
Related Party Transaction [Line Items]
Common stock issued for services	$ 426,780
Consulting fees		$ 12,500
Common stock issued for services, shares	60,000
Exercise price	$ 4.472
Fair value, vested	$ 222,422
Executive Vice President [Member] | Restricted Stock Units (RSUs) [Member]
Related Party Transaction [Line Items]
Number of shares granted	90,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties						$ 20,000		$ 30,000	$ 120,000
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Sale of common stock under At-the-market offering, shares								23,289
Warrants to acquire								11,645
Exercise price								$ 7.963
Expiring date								Aug. 08, 2028
Investment								$ 200,000
Chief Financial Officer [Member] | Frederick D Hrkac [Member]
Related Party Transaction [Line Items]
Sale of common stock under At-the-market offering, shares						500,000
Common stock issued for services						$ 352,550